Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents
The following table presents the allocation between the Company’s cash and cash equivalents (in USD thousands):

	December 31,
	2025	2024
Cash on hand	$37,459	$13,783
Total cash	$37,459	$13,783

Money market funds	$27,528	$39,586
Term deposits less than 3 months	5,302	26,857
Total cash equivalents	$32,830	$66,443

Cash and cash equivalents	$70,289	$80,226